Feb. 02, 2022
Global Atlantic American Funds Managed Risk Portfolio
Global Atlantic American Funds® Managed Risk Portfolio

Global Atlantic Portfolios

Global Atlantic American Funds® Managed Risk Portfolio

(the “Portfolio”)

(a series of Forethought Variable Insurance Trust)

Class II shares

Supplement dated February 2, 2022

to the Prospectus dated May 1, 2021, as supplemented to date

(the “Prospectus”)

Effectively immediately, the first paragraph under the heading “PORTFOLIO SUMMARY: Global Atlantic American Funds® Managed Risk Portfolio – PRINCIPAL INVESTMENT STRATEGIES,” is deleted and replaced with the following:

The Adviser allocates a portion of the Portfolio to a capital appreciation and income component (the “Capital Appreciation and Income Component”) managed by Wilshire Advisors, LLC (formerly Wilshire Associates Incorporated) (“Wilshire” or a “Sub-Adviser”) and a portion to a managed risk component (the “Managed Risk Component”) managed by Milliman Financial Risk Management LLC (“Milliman” or a “Sub-Adviser”).  Wilshire manages the Capital Appreciation and Income Component pursuant to a “fund of funds” strategy that seeks to achieve its objective by investing in a combination of certain mutual funds in the American Funds Insurance Series® and other American Funds® (the “Underlying Funds”), offered through different prospectuses. This strategy of investing in a combination of Underlying Funds is intended to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Milliman manages the Managed Risk Component pursuant to a strategy that seeks to manage portfolio volatility and provide downside risk management.

This Supplement and the Summary Prospectus, Prospectus, and SAI provide information that you should know before investing in a Portfolio. These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling Shareholder Services at 1-877-355-1820.

Please retain this Supplement for future reference.